UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number:	811-02071

Exact Name of Registrant as Specified in Charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD.

========================= Delaware Corporate Bond Fund =========================

GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management

===================== Delaware Extended Duration Bond Fund =====================

GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management

========================= Delaware Floating Rate Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Delaware High-Yield Opportunities Fund ====================

GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 27, 2020